Property and equipment - Summary of information about property plant equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Cost
Beginning Balance	$ 865
Ending Balance	743	$ 865
Net carrying amounts
Property and equipment	743	865
Cost
Cost
Beginning Balance	1,355	1,314
Additions	115	41
Disposals	(8)
Ending Balance	1,462	1,355
Net carrying amounts
Property and equipment	1,462	1,355
Accumulated depreciation
Accumulated depreciation
Beginning Balance	490	243
Depreciation	237	247
Disposals	(8)
Ending Balance	719	490
Computer equipment
Cost
Beginning Balance	110
Ending Balance	144	110
Net carrying amounts
Property and equipment	144	110
Computer equipment | Cost
Cost
Beginning Balance	272	231
Additions	106	41
Disposals	(5)
Ending Balance	373	272
Net carrying amounts
Property and equipment	373	272
Computer equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	162	87
Depreciation	72	75
Disposals	(5)
Ending Balance	229	162
Laboratory equipment
Cost
Beginning Balance	57
Ending Balance	38	57
Net carrying amounts
Property and equipment	38	57
Laboratory equipment | Cost
Cost
Beginning Balance	107	107
Ending Balance	107	107
Net carrying amounts
Property and equipment	107	107
Laboratory equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	50	32
Depreciation	19	18
Ending Balance	69	50
Office furniture and equipment
Cost
Beginning Balance	220
Ending Balance	175	220
Net carrying amounts
Property and equipment	175	220
Office furniture and equipment | Cost
Cost
Beginning Balance	334	334
Additions	1
Disposals	(3)
Ending Balance	332	334
Net carrying amounts
Property and equipment	332	334
Office furniture and equipment | Accumulated depreciation
Accumulated depreciation
Beginning Balance	114	58
Depreciation	46	56
Disposals	(3)
Ending Balance	157	114
Leasehold improvements
Cost
Beginning Balance	478
Ending Balance	386	478
Net carrying amounts
Property and equipment	386	478
Leasehold improvements | Cost
Cost
Beginning Balance	642	642
Additions	8
Ending Balance	650	642
Net carrying amounts
Property and equipment	650	642
Leasehold improvements | Accumulated depreciation
Accumulated depreciation
Beginning Balance	164	66
Depreciation	100	98
Ending Balance	$ 264	$ 164